SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Year End RMB [Member]
Debt Instrument [Line Items]
Average yearly HKD to US$ exchange rate	7.0898	6.8993
Average Yearly RMB [Member]
Debt Instrument [Line Items]
Average yearly HKD to US$ exchange rate	7.0723	6.7190	6.4505
Year End HKD [Member]
Debt Instrument [Line Items]
Average yearly HKD to US$ exchange rate	7.8081	7.8077
Average Yearly HKD [Member]
Debt Instrument [Line Items]
Average yearly HKD to US$ exchange rate	7.8284	7.8302